Pension Plans and Other Postretirement Benefits (Details 2)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic plans [Member]
Weighted average assumptions used to determine benefit obligations
Discount rate	5.02%	5.60%	6.10%
Compensation increases	4.25%	4.38%	4.36%
Expected return on assets	7.50%	8.00%	8.00%
Foreign plans [Member]
Weighted average assumptions used to determine benefit obligations
Discount rate	3.00%	2.58%	3.41%
Compensation increases	2.25%	2.06%	2.32%
Expected return on assets	2.72%	2.71%	2.93%